American Century Investments®
Quarterly Portfolio Holdings
Avantis® Inflation Focused Equity ETF (AVIE)
May 31, 2023

Avantis Inflation Focused Equity ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Beverages — 8.6%
Boston Beer Co., Inc., Class A(1)	31	10,462
Brown-Forman Corp., Class A	130	8,170
Brown-Forman Corp., Class B	767	47,378
Celsius Holdings, Inc.(1)	130	16,319
Coca-Cola Co.	5,963	355,753
Coca-Cola Consolidated, Inc.	13	8,603
Constellation Brands, Inc., Class A	299	72,648
Duckhorn Portfolio, Inc.(1)	130	1,694
Keurig Dr Pepper, Inc.	1,482	46,120
MGP Ingredients, Inc.	53	5,038
Molson Coors Beverage Co., Class B	507	31,358
Monster Beverage Corp.(1)	1,560	91,447
National Beverage Corp.(1)	91	4,497
PepsiCo, Inc.	2,681	488,880
Vita Coco Co., Inc.(1)	104	2,775
		1,191,142
Biotechnology — 9.9%
AbbVie, Inc.	1,885	260,055
Alkermes PLC(1)	335	9,692
Alnylam Pharmaceuticals, Inc.(1)	205	37,927
Amgen, Inc.	704	155,338
Apellis Pharmaceuticals, Inc.(1)	234	20,089
Biogen, Inc.(1)	286	84,773
BioMarin Pharmaceutical, Inc.(1)	390	33,907
Cerevel Therapeutics Holdings, Inc.(1)	130	4,238
CRISPR Therapeutics AG(1)(2)	182	11,655
Cytokinetics, Inc.(1)	247	9,309
Denali Therapeutics, Inc.(1)	16	483
Exact Sciences Corp.(1)	195	15,908
Exelixis, Inc.(1)	572	11,028
Gilead Sciences, Inc.	2,420	186,195
Halozyme Therapeutics, Inc.(1)	377	12,226
Horizon Therapeutics PLC(1)	247	24,707
Incyte Corp.(1)	351	21,604
Intellia Therapeutics, Inc.(1)	130	4,844
Ionis Pharmaceuticals, Inc.(1)	364	14,888
Karuna Therapeutics, Inc.(1)	65	14,726
Moderna, Inc.(1)	546	69,730
Natera, Inc.(1)	76	3,580
Neurocrine Biosciences, Inc.(1)	221	19,786
Regeneron Pharmaceuticals, Inc.(1)	143	105,185
Sarepta Therapeutics, Inc.(1)	221	27,316
Seagen, Inc.(1)	273	53,426
United Therapeutics Corp.(1)	130	27,266
Vertex Pharmaceuticals, Inc.(1)	392	126,839
		1,366,720
Chemicals — 3.9%
AdvanSix, Inc.	78	2,566
American Vanguard Corp.	143	2,440

Cabot Corp.	299	20,476
CF Industries Holdings, Inc.	897	55,174
Chemours Co.	949	25,139
Core Molding Technologies, Inc.(1)	35	644
Corteva, Inc.	1,907	102,005
Dow, Inc.	2,093	102,097
FMC Corp.	312	32,473
Hawkins, Inc.	78	3,661
Huntsman Corp.	455	10,806
Intrepid Potash, Inc.(1)	39	686
Koppers Holdings, Inc.	86	2,491
Kronos Worldwide, Inc.	130	1,072
LSB Industries, Inc.(1)	130	1,209
LyondellBasell Industries NV, Class A	910	77,841
Mativ Holdings, Inc.	143	2,154
Mosaic Co.	1,001	31,992
Olin Corp.	676	31,982
Origin Materials, Inc.(1)	338	1,430
Orion Engineered Carbons SA	283	6,563
PureCycle Technologies, Inc.(1)	533	3,672
Scotts Miracle-Gro Co.	131	8,279
Trinseo PLC	91	1,130
Tronox Holdings PLC, Class A	338	3,596
Westlake Corp.	104	10,811
		542,389
Energy Equipment and Services — 3.7%
Archrock, Inc.	784	7,056
Baker Hughes Co.	2,533	69,024
Bristow Group, Inc.(1)	87	2,127
Cactus, Inc., Class A	244	7,706
ChampionX Corp.	863	21,799
Core Laboratories, Inc.	104	2,275
Diamond Offshore Drilling, Inc.(1)	585	6,406
DMC Global, Inc.(1)	91	1,476
Dril-Quip, Inc.(1)	159	3,554
Expro Group Holdings NV(1)	395	6,553
Halliburton Co.	2,083	59,678
Helix Energy Solutions Group, Inc.(1)	808	5,074
Helmerich & Payne, Inc.	416	12,846
KLX Energy Services Holdings, Inc.(1)	55	437
Liberty Energy, Inc., Class A	767	9,005
Nabors Industries Ltd.(1)	39	3,264
Newpark Resources, Inc.(1)	187	647
NexTier Oilfield Solutions, Inc.(1)	949	7,155
Nine Energy Service, Inc.(1)	81	243
Noble Corp. PLC(1)	417	15,738
NOV, Inc.	1,456	20,486
Oceaneering International, Inc.(1)	432	6,614
Oil States International, Inc.(1)	145	922
Patterson-UTI Energy, Inc.	910	8,863
ProFrac Holding Corp., Class A(1)	117	1,313
ProPetro Holding Corp.(1)	478	3,188
RPC, Inc.	384	2,554
Schlumberger NV	2,938	125,835
Select Water Solutions, Inc., Class A	208	1,510

Solaris Oilfield Infrastructure, Inc., Class A	143	1,048
TechnipFMC PLC(1)	2,249	29,552
TETRA Technologies, Inc.(1)	520	1,352
Tidewater, Inc.(1)	240	10,754
Transocean Ltd.(1)	3,097	17,715
US Silica Holdings, Inc.(1)	315	3,569
Valaris Ltd.(1)	247	14,259
Weatherford International PLC(1)	301	16,988
		508,585
Financial Services — 5.5%
Berkshire Hathaway, Inc., Class B(1)	2,366	759,675
Cannae Holdings, Inc.(1)	365	7,172
		766,847
Food Products — 1.6%
Alico, Inc.	52	1,204
Archer-Daniels-Midland Co.	1,508	106,540
Bunge Ltd.	468	43,356
Darling Ingredients, Inc.(1)	559	35,429
Fresh Del Monte Produce, Inc.	195	5,140
Ingredion, Inc.	247	25,836
		217,505
Health Care Providers and Services — 9.5%
AdaptHealth Corp.(1)	221	2,316
AmerisourceBergen Corp.	445	75,717
Cardinal Health, Inc.	793	65,264
Centene Corp.(1)	1,300	81,133
Elevance Health, Inc.	416	186,293
HealthEquity, Inc.(1)	221	12,111
Henry Schein, Inc.(1)	234	17,293
Humana, Inc.	286	143,535
McKesson Corp.	299	116,861
Molina Healthcare, Inc.(1)	182	49,850
Owens & Minor, Inc.(1)	117	2,376
Patterson Cos., Inc.	247	6,469
Progyny, Inc.(1)	217	8,083
UnitedHealth Group, Inc.	1,113	542,298
		1,309,599
Household Products — 7.2%
Central Garden & Pet Co.(1)	39	1,416
Central Garden & Pet Co., Class A(1)	156	5,359
Church & Dwight Co., Inc.	611	56,487
Clorox Co.	468	74,028
Colgate-Palmolive Co.	2,340	174,049
Energizer Holdings, Inc.	273	8,900
Kimberly-Clark Corp.	1,079	144,888
Procter & Gamble Co.	3,591	511,717
Reynolds Consumer Products, Inc.	195	5,351
Spectrum Brands Holdings, Inc.	117	8,448
WD-40 Co.	52	9,862
		1,000,505
Insurance — 10.1%
Aflac, Inc.	1,404	90,151
Allstate Corp.	455	49,345
Ambac Financial Group, Inc.(1)	182	2,535

American Equity Investment Life Holding Co.	208	8,206
American Financial Group, Inc.	195	21,893
American International Group, Inc.	1,512	79,879
AMERISAFE, Inc.	52	2,655
Arch Capital Group Ltd.(1)	988	68,864
Argo Group International Holdings Ltd.	65	1,905
Assurant, Inc.	104	12,479
Assured Guaranty Ltd.	130	6,727
Axis Capital Holdings Ltd.	234	12,145
Brighthouse Financial, Inc.(1)	221	8,897
Chubb Ltd.	624	115,939
Cincinnati Financial Corp.	403	38,889
CNA Financial Corp.	52	1,917
CNO Financial Group, Inc.	221	4,798
Donegal Group, Inc., Class A	91	1,309
Employers Holdings, Inc.	91	3,291
Enstar Group Ltd.(1)	13	3,060
Erie Indemnity Co., Class A	78	16,700
Everest Re Group Ltd.	104	35,362
F&G Annuities & Life, Inc.	29	600
Fidelity National Financial, Inc.	468	15,978
First American Financial Corp.	195	10,711
Genworth Financial, Inc., Class A(1)	1,885	10,085
Globe Life, Inc.	234	24,144
Greenlight Capital Re Ltd., A Shares(1)	169	1,624
Hanover Insurance Group, Inc.	65	7,245
Hartford Financial Services Group, Inc.	858	58,790
Horace Mann Educators Corp.	104	3,125
James River Group Holdings Ltd.	117	2,239
Kemper Corp.	171	7,401
Kinsale Capital Group, Inc.	65	19,694
Lemonade, Inc.(1)(2)	78	1,374
Lincoln National Corp.	247	5,167
Loews Corp.	429	24,024
Markel Group, Inc.(1)	23	30,239
MBIA, Inc.(1)	143	1,138
Mercury General Corp.	52	1,561
MetLife, Inc.	1,105	54,753
National Western Life Group, Inc., Class A	12	4,476
Old Republic International Corp.	832	20,376
Oscar Health, Inc., Class A(1)	273	2,004
Palomar Holdings, Inc.(1)	78	4,263
Primerica, Inc.	130	23,663
Principal Financial Group, Inc.	656	42,942
ProAssurance Corp.	130	1,579
Progressive Corp.	988	126,375
Prudential Financial, Inc.	637	50,126
Reinsurance Group of America, Inc.	234	32,760
RenaissanceRe Holdings Ltd.	104	19,590
RLI Corp.	117	14,490
Safety Insurance Group, Inc.	52	3,787
Selective Insurance Group, Inc.	130	12,575
SiriusPoint Ltd.(1)	286	2,663
Stewart Information Services Corp.	52	2,332

Tiptree, Inc.	130	1,715
Travelers Cos., Inc.	520	88,005
Trupanion, Inc.(1)(2)	52	1,168
United Fire Group, Inc.	78	1,675
Universal Insurance Holdings, Inc.	130	1,865
Unum Group	676	29,372
W R Berkley Corp.	481	26,782
White Mountains Insurance Group Ltd.	13	17,604
		1,399,025
Metals and Mining — 5.3%
Alcoa Corp.	535	16,970
Alpha Metallurgical Resources, Inc.	104	14,037
Arconic Corp.(1)	509	14,715
ATI, Inc.(1)	559	19,330
Carpenter Technology Corp.	214	9,760
Century Aluminum Co.(1)	221	1,733
Cleveland-Cliffs, Inc.(1)	2,186	30,342
Coeur Mining, Inc.(1)	1,252	3,756
Commercial Metals Co.	585	25,009
Compass Minerals International, Inc.	157	4,982
Freeport-McMoRan, Inc.	3,462	118,885
Gatos Silver, Inc.(1)	210	945
Haynes International, Inc.	65	2,822
Hecla Mining Co.	2,042	10,884
Ivanhoe Electric, Inc.(1)	334	4,172
Kaiser Aluminum Corp.	64	3,866
Materion Corp.	91	9,131
MP Materials Corp.(1)	221	4,579
Newmont Corp.	2,240	90,832
Nucor Corp.	1,019	134,569
Olympic Steel, Inc.	65	2,718
Piedmont Lithium, Inc.(1)	52	2,848
Ramaco Resources, Inc.	156	1,156
Reliance Steel & Aluminum Co.	234	54,915
Royal Gold, Inc.	210	26,006
Ryerson Holding Corp.	102	3,467
Schnitzer Steel Industries, Inc., Class A	126	3,466
Steel Dynamics, Inc.	780	71,682
SunCoke Energy, Inc.	537	3,646
TimkenSteel Corp.(1)	173	2,946
Tredegar Corp.	143	1,005
United States Steel Corp.	1,018	21,297
Warrior Met Coal, Inc.	260	8,523
Worthington Industries, Inc.	130	7,297
		732,291
Oil, Gas and Consumable Fuels — 22.1%
Antero Midstream Corp.	819	8,362
Antero Resources Corp.(1)	832	16,981
APA Corp.	780	24,788
Arch Resources, Inc.	65	6,718
Ardmore Shipping Corp.	143	1,675
Berry Corp.	182	1,147
California Resources Corp.	195	7,320
Callon Petroleum Co.(1)	91	2,787

Centrus Energy Corp., Class A(1)	39	1,150
Cheniere Energy, Inc.	455	63,595
Chesapeake Energy Corp.	351	26,413
Chevron Corp.	2,730	411,193
Chord Energy Corp.	117	16,736
Civitas Resources, Inc.	182	12,158
Clean Energy Fuels Corp.(1)	416	1,672
CNX Resources Corp.(1)	503	7,771
Comstock Resources, Inc.(2)	325	3,029
ConocoPhillips	2,418	240,107
CONSOL Energy, Inc.	104	5,612
Coterra Energy, Inc.	2,171	50,476
Crescent Energy Co., Class A(2)	104	979
CVR Energy, Inc.(2)	104	2,435
Delek US Holdings, Inc.	208	4,580
Denbury, Inc.(1)	130	11,722
Devon Energy Corp.	1,677	77,310
DHT Holdings, Inc.	442	3,399
Diamondback Energy, Inc.	416	52,894
Dorian LPG Ltd.	104	2,400
DT Midstream, Inc.	247	11,229
Earthstone Energy, Inc., Class A(1)	156	1,874
EnLink Midstream LLC(1)	689	6,725
Enviva, Inc.	16	140
EOG Resources, Inc.	1,170	125,529
EQT Corp.	1,014	35,257
Equitrans Midstream Corp.	1,508	12,863
Excelerate Energy, Inc., Class A	65	1,206
Exxon Mobil Corp.	6,773	692,065
Green Plains, Inc.(1)	169	4,901
Gulfport Energy Corp.(1)	26	2,523
Hess Corp.	676	85,629
Hess Midstream LP, Class A	117	3,263
HF Sinclair Corp.	507	21,010
HighPeak Energy, Inc.	65	802
International Seaways, Inc.	156	5,624
Kimbell Royalty Partners LP	156	2,298
Kinder Morgan, Inc.	3,250	52,357
Kinetik Holdings, Inc.(2)	39	1,269
Kosmos Energy Ltd.(1)	1,729	10,305
Magnolia Oil & Gas Corp., Class A	481	9,298
Marathon Oil Corp.	1,690	37,450
Marathon Petroleum Corp.	1,090	114,352
Matador Resources Co.	325	14,290
Murphy Oil Corp.	312	10,858
New Fortress Energy, Inc.	117	3,074
NextDecade Corp.(1)	64	355
Nordic American Tankers Ltd.	676	2,373
Northern Oil & Gas, Inc.	246	7,358
Occidental Petroleum Corp.	1,599	92,198
ONEOK, Inc.	858	48,614
Ovintiv, Inc.	663	21,925
Par Pacific Holdings, Inc.(1)	169	3,603
PBF Energy, Inc., Class A	390	14,356

PDC Energy, Inc.	234	16,057
Peabody Energy Corp.	414	7,518
Permian Resources Corp.	442	4,124
Phillips 66	1,144	104,802
Pioneer Natural Resources Co.	416	82,967
Plains GP Holdings LP, Class A(1)	559	7,602
Range Resources Corp.	806	22,060
Ranger Oil Corp., Class A	65	2,389
REX American Resources Corp.(1)	52	1,713
SandRidge Energy, Inc.	117	1,576
Scorpio Tankers, Inc.	169	7,735
SFL Corp. Ltd.	325	2,789
SilverBow Resources, Inc.(1)	65	1,552
Sitio Royalties Corp., Class A	243	6,192
SM Energy Co.	377	9,911
Southwestern Energy Co.(1)	3,770	17,983
Talos Energy, Inc.(1)	247	3,041
Targa Resources Corp.	546	37,155
Teekay Corp.(1)	377	2,115
Teekay Tankers Ltd., Class A	78	2,818
Texas Pacific Land Corp.	13	16,948
Uranium Energy Corp.(1)	416	1,077
Valero Energy Corp.	988	105,756
Viper Energy Partners LP	182	4,692
Vital Energy, Inc.(1)	52	2,157
W&T Offshore, Inc.(1)	273	1,057
Williams Cos., Inc.	2,119	60,731
World Fuel Services Corp.	143	3,270
		3,060,169
Pharmaceuticals — 9.8%
Bristol-Myers Squibb Co.	2,249	144,926
Catalent, Inc.(1)	285	10,611
Elanco Animal Health, Inc.(1)	299	2,437
Eli Lilly & Co.	857	368,047
Intra-Cellular Therapies, Inc.(1)	138	8,194
Jazz Pharmaceuticals PLC(1)	91	11,663
Johnson & Johnson	1,352	209,641
Merck & Co., Inc.	2,930	323,501
Organon & Co.	221	4,285
Perrigo Co. PLC	209	6,680
Pfizer, Inc.	4,407	167,554
Royalty Pharma PLC, Class A	429	14,045
Viatris, Inc.	1,794	16,415
Zoetis, Inc.	416	67,812
		1,355,811
Specialized REITs — 0.7%
PotlatchDeltic Corp.	367	17,076
Rayonier, Inc.	468	13,722
Weyerhaeuser Co.	2,254	64,600
		95,398
Specialty Retail†
GrowGeneration Corp.(1)	81	300
Tobacco — 1.7%
Philip Morris International, Inc.	2,420	217,824

Universal Corp.	78	4,021
Vector Group Ltd.	491	5,750
		227,595
TOTAL COMMON STOCKS (Cost $15,430,710)		13,773,881
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,143	11,143
State Street Navigator Securities Lending Government Money Market Portfolio(3)	11,467	11,467
TOTAL SHORT-TERM INVESTMENTS (Cost $22,610)		22,610
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $15,453,320)		13,796,491
OTHER ASSETS AND LIABILITIES — 0.2%		32,419
TOTAL NET ASSETS — 100.0%		$13,828,910

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,657. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $11,980, which includes securities collateral of $513.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.